SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 111,323	$ 81,759	$ 73,448
Deferred taxes due to carryforward losses	25,604	18,804	16,893
Valuation allowance	(25,604)	(18,804)	(16,893)
Net deferred tax asset